Prima facie tax reconciliation	6 Months Ended
Jun. 30, 2020
Major components of tax expense (income) [abstract]
Prima facie tax reconciliation
Prima facie tax reconciliation

	Six months ended 30 June 2020	Six months ended 30 June 2019
	US$m	US$m
Profit before taxation	5,279	5,186
Deduct: share of profit after tax of equity accounted units(a)	(198)	(208)
Add back: impairment after tax of investment in equity accounted unit(a)	119	—
Parent companies' and subsidiaries' profit before tax	5,200	4,978

Prima facie tax payable at UK rate of 19% (2019: 19%)	988	946
Higher rate of taxation on Australian underlying earnings	707	710
Impact of items excluded in arriving at underlying earnings(b):
– Impairment charges(c)	92	462
– Exchange and gains/losses on derivatives	18	(7)
– Losses from increases to closure estimates (non-operating and fully impaired sites)	(21)	—
– Other exclusions	—	5
Other tax rates applicable outside the UK and Australia on underlying earnings	(79)	(19)
Amounts (over)/under provided in prior years	(6)	92
Write-down of previously recognised deferred tax assets	12	—
Other items	117	66
Total taxation charge(a)	1,828	2,255

(a)This tax reconciliation relates to the Group's parent companies, subsidiaries and joint operations, and excludes equity accounted units. The Group's share of profit of equity accounted units is net of tax charges of US$111 million (30 June 2019: US$118 million). Impairment after tax of investment in equity accounting unit is net of tax credits of US$29 million (30 June 2019: US$nil).

(b)The impact for each item includes the effect of tax rates applicable outside the UK.

(c)The tax impact of impairments includes the write down of deferred tax assets at ISAL and NZAS and non-recognition of deferred tax on those impairments. The tax impact also includes recognition at local tax rates of deferred tax assets arising on the impairments of Bell Bay, Gladstone Power Station and Diavik. In the comparative period to 30 June 2019, the tax impact of impairment includes the write down of deferred tax in respect of prior year tax losses in Mongolia and recognition of deferred tax on impaired assets. Refer to the Impairment charges note on pages F-12 and F-13.